Shareholders’ Deficit (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 31, 2022 shares	Dec. 31, 2020 $ / shares shares
Shareholders’ Deficit (Details) [Line Items]
Preference shares authorized	1,000,000	1,000,000		1,000,000
Preference shares par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares issued
Public share		9,669,449
Issued and outstanding percentage	20.00%	20.00%
preference shares outstanding
Voting right description	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Preference Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Preference shares authorized		1,000,000
Preference shares par value (in Dollars per share) | $ / shares		$ 0.0001
Preference shares issued		0
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares authorized	200,000,000	200,000,000		200,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of vote for each share		1
Ordinary shares issued		4,705,551
Ordinary shares outstanding	4,705,551
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares authorized		200,000,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		4,705,551		14,375,000
Ordinary shares outstanding		4,705,551
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares authorized	20,000,000	20,000,000		20,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of vote for each share		1
Ordinary shares issued	3,593,750	3,593,750		3,593,750
Ordinary shares outstanding	3,593,750	3,593,750		3,593,750
Subsequent Event [Member]
Shareholders’ Deficit (Details) [Line Items]
Public share			4,188,197